Offerings - Offering: 1	Feb. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $.001 par value per share
Amount Registered | shares	30,487,103
Proposed Maximum Offering Price per Unit	74.06
Maximum Aggregate Offering Price	$ 2,257,874,848.18
Fee Rate	0.01531%
Amount of Registration Fee	$ 345,680.64
Offering Note	(1) The Maximum Aggregate Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933 (the "Securities Act") based on the average of the high and low prices of the registrant's common stock, $.001 par value per share (the "Common Stock"), on The Nasdaq Global Select Market on February 4, 2025. (2) As set forth in Table 2, a total of $328,097.16 of registration fees previously paid was transferred to the registration statement on Form S-3 (File No. 333-262591) filed on February 8, 2022, of which a registration fee of $225,831.82 was paid in connection with the registration of 33,433,028 shares of Common Stock registered by the registrant under such registration statement, none of which were sold under such registration statement. Pursuant to Rule 457(p) under the Securities Act, the registrant is applying $328,097.16 to offset the fee due upon the registration of the shares of Common Stock registered by the registration statement to which this Exhibit 107.1 relates.